Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000169812 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class A
Trading Symbol	JHJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Net Assets	$ 121,399,053
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

C000169813 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$91	1.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.87%
Net Assets	$ 121,399,053
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

C000169807 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class I
Trading Symbol	JHJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 121,399,053
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

C000169811 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JHJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 121,399,053
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$121,399,053
Total number of portfolio holdings	64
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

Sector Composition
Information technology	30.8%
Financials	13.2%
Consumer discretionary	10.7%
Industrials	10.0%
Communication services	9.2%
Health care	7.9%
Consumer staples	6.9%
Materials	4.2%
Real estate	2.2%
Utilities	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.4%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc., Class A	4.3%
Costco Wholesale Corp.	3.1%
The TJX Companies, Inc.	2.7%
Spotify Technology SA	2.5%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
The Progressive Corp.	2.2%

C000175986 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class A
Trading Symbol	JTQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class A/JTQAX)	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 76,701,169
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

C000175988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class I
Trading Symbol	JTQIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class I/JTQIX)	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 76,701,169
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

C000175992 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class R6
Trading Symbol	JTQRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class R6/JTQRX)	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 76,701,169
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$76,701,169
Total number of portfolio holdings	68
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

Sector Composition
Financials	26.8%
Industrials	15.6%
Consumer discretionary	14.2%
Information technology	12.8%
Health care	10.1%
Consumer staples	7.6%
Communication services	6.9%
Utilities	2.8%
Materials	1.6%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.3%
Deutsche Telekom AG	3.4%
SAP SE	2.9%
AXA SA	2.8%
Oversea-Chinese Banking Corp., Ltd.	2.7%
Singapore Telecommunications, Ltd.	2.5%
Schneider Electric SE	2.3%
Naspers, Ltd., N Shares	2.3%
Unilever PLC	2.2%
BYD Company, Ltd., H Shares	2.2%

C000211219 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JIJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 2,014,202,330
Holdings Count | Holding	53
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

C000211220 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JIJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$98	1.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%
Net Assets	$ 2,014,202,330
Holdings Count | Holding	53
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

C000211217 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JIJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,014,202,330
Holdings Count | Holding	53
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

C000211216 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,014,202,330
Holdings Count | Holding	53
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

C000211218 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JIJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,014,202,330
Holdings Count | Holding	53
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,014,202,330
Total number of portfolio holdings	53
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

Sector Composition
Financials	26.4%
Industrials	20.6%
Consumer staples	12.1%
Information technology	11.0%
Communication services	9.4%
Consumer discretionary	8.7%
Materials	7.2%
Health care	1.8%
Short-term investments and other	2.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	5.1%
Philip Morris International, Inc.	4.2%
Mitsubishi Heavy Industries, Ltd.	3.7%
Deutsche Boerse AG	3.6%
Alibaba Group Holding, Ltd.	3.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3%
Tencent Holdings, Ltd.	3.1%
iShares Core MSCI EAFE ETF	3.0%
ICICI Bank, Ltd., ADR	2.9%
Danone SA	2.9%

C000228576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class A
Trading Symbol	JABZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Net Assets	$ 57,826,556
Holdings Count | Holding	44
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

C000228577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class C
Trading Symbol	JABYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$94	1.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%
Net Assets	$ 57,826,556
Holdings Count | Holding	44
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

C000228578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class I
Trading Symbol	JABVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 57,826,556
Holdings Count | Holding	44
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

C000228574 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class R6
Trading Symbol	JACDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 57,826,556
Holdings Count | Holding	44
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,826,556
Total number of portfolio holdings	44
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%

Sector Composition
Industrials	45.6%
Information technology	25.7%
Materials	9.9%
Utilities	5.8%
Health care	4.7%
Real estate	3.2%
Other assets and liabilities, net	5.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Synopsys, Inc.	3.6%
Cadence Design Systems, Inc.	3.5%
WSP Global, Inc.	3.4%
Republic Services, Inc.	3.4%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.1%
Novonesis A/S, B Shares	2.9%
Trane Technologies PLC	2.9%
AECOM	2.8%
Tetra Tech, Inc.	2.7%